Equity share capital and share premium - Ordinary shares (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands		12 Months Ended
	Dec. 16, 2016	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 INR (₨) shares	Mar. 31, 2015 INR (₨) shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 ₨ / shares
Share capital and share premium
Balance at beginning of the year			₨ 3,189,569	₨ 441,058	₨ 734,958
Exercise of options			8,340	11,969
Issuance of shares				1,670,896	827,875
Capital transaction involving the issuance of shares pursuant to business combination				6,474,133
Transaction with equity shareholders			(112,406)
Balance at end of the year		$ (3,461)	₨ (225,279)	₨ 3,189,569	₨ 441,058	₨ 734,958
Ordinary shares
Number of shares
Balance at beginning of the year | shares		33,828,856	33,828,856	1,139,354
Exercise of option (share based payments) | shares				130,665
Exercise of option (Restricted stock units and share-based payments | shares		818,954	818,954
Issue of treasury shares | shares				74,458
Issuance of shares | shares				2,593,994
Capital transaction involving the issuance of shares pursuant to business combination | shares				9,953,790
Preference shares converted into ordinary shares | shares				19,936,595
Balance at end of the year | shares		34,647,810	34,647,810	33,828,856	1,139,354
Share capital and share premium
Par value | (per share)		$ 0.0001					₨ 0.006	$ 0.0001	₨ 0.006
Reverse stock split, conversion ratio	5.4242194
Number of shares outstanding, post-split | shares						6,180,106
Votes per share held		one vote	one vote
Ordinary shares | Options
Share capital and share premium
Reverse stock split, conversion ratio	5.4242194
Exercise of option (share based payments), post-split | shares						106,000
Ordinary shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 633	₨ 27	₨ 27
Exercise of options			5	1
Issue of treasury shares				1
Issuance of shares				18
Capital transaction involving the issuance of shares pursuant to business combination				48
Preference shares converted into ordinary shares				538
Balance at end of the year			638	633	27	₨ 27
Ordinary shares | Share premium
Share capital and share premium
Balance at beginning of the year			14,438,936	121,203	121,203
Exercise of options			636,085	24,502
Issue of treasury shares				50,381
Issuance of shares				1,670,878
Capital transaction involving the issuance of shares pursuant to business combination				6,474,085
Preference shares converted into ordinary shares				6,179,226
Transaction cost				(81,339)
Transaction with equity shareholders			(112,406)
Balance at end of the year			₨ 14,962,615	₨ 14,438,936	₨ 121,203	₨ 121,203
Ordinary shares, Class F
Number of shares
Capital transaction involving the issuance of shares pursuant to business combination | shares				3,159,000
Share capital and share premium
Par value | (per share)		$ 0.0001					₨ 0.006	$ 0.0001	₨ 0.006